FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
20.	FAIR VALUE MEASUREMENT

In accordance with ASC 820, the Group measures the fair value of the Structured deposit with foreign currency contract component (Note 4) using an income approach based on other inputs that are observable (Level 2) in the market.

The Group measures certain financial assets, including cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group's non-financial assets, such as intangible assets and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

Assets measured or disclosed at fair value are summarized below:

		Fair value measurement at December 31, 2013
	Total fair value at December 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Fair value disclosure
Time deposits	121,085	-	121,085	-
Total	121,085	-	121,085	-

			Fair value measurement at December 31, 2014
	Total fair value at December 31, 2014		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
Fair value disclosure
Cash equivalents
Fixed-rate investments	80,000	12,894		80,000
Adjustable-rate investments	30,000	4,835		30,000
Time deposits	415,903	67,031	-	415,903	-
Total	525,903	84,760	-	525,903	-
Fair value measurement
Recurring
Structured deposit (Note 4)	70,182	11,311	-	70,182	-
Total	70,182	11,311	-	70,182	-